Retirement benefits	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Retirement benefits
27. Retirement benefits
The Group participates in defined contribution and benefit plans, the assets of which are held (where funded) in separately administered funds.
For defined contribution plans the amount charged to the consolidated statements of profit or loss is the total amount of contributions payable in the year.
For defined benefit plans, the cost of providing benefits under the plans is determined by actuarial valuation separately each year for each plan using the projected unit credit method by independent qualified actuaries as at the year end. Remeasurement gains and losses arising in the year are recognised in full in Consolidated Statement of Comprehensive Income for the year.

(i)	Defined contribution plans
The Group contributed a total of
₹
 603 million,
₹
 722 million and
₹
 840 million ($ 11 million) for the years ended March 31, 2018, 2019 and 2020 respectively, to the following defined contribution plans.

	Year ended March 31, 2018 ( ₹ Million)	Year ended March 31, 2019 ( ₹ Million)	Year ended March 31, 2020 ( ₹ Million)	Year ended March 31, 2020 (US dollars in million)
Employer’s contribution to recognised provident fund and family pension fund	461	553	630	8
Employer’s contribution to superannuation and National Pension S cheme	142	169	210	3

	603	722	840	11

Indian pension plans
Central recognised provident fund
In accordance with the ‘The Employees Provident and Miscellaneous Provisions Act ,1952’, employees are entitled to receive benefits under the Provident Fund. Both the employee and the employer make monthly contributions to the plan at a predetermined rate (12% for the year ended March 31,
2019
and March 31,
2020
) of an employee’s basic salary. All employees have an option to make additional voluntary contributions. These contributions are made to the fund administered and managed by the Government of India (GOI) or to independently managed and approved funds. The Group has no further obligations under the fund managed by the GOI beyond its monthly contributions which are charged to the consolidated statements of profit or loss in the year they are incurred.
Family Pension Fund
The Pension Fund was established in 1995 and is managed by the Government of India. The employee makes no contribution to this fund
,
but the employer makes a contribution of 8.33% of salary each month subject to a specified ceiling per employee. This is provided for every permanent employee on the payroll.
At the age of superannuation, contributions cease and the individual receives a monthly payment based on the level of contributions through the years, and on their salary scale at the time they retire, subject to a maximum ceiling of salary level. The Government funds these payments, thus the Group has no additional liability beyond the contributions that it makes, regardless of whether the central fund is in surplus or deficit.
Superannuation
Superannuation, another pension scheme applicable in India, is applicable only to executives above certain grade. However, in case of oil & gas (applicable from the second year of employment) and Iron Ore Segment, the benefit is applicable to all executives. Vedanta Limited and each relevant Indian subsidiary holds policy with the Life Insurance Corporation of India (“LIC”), to which each of these entities contributes a fixed amount relating to superannuation and the pension annuity is met by the LIC as required, taking into consideration the contributions made. The Group has no further obligations under the scheme beyond its monthly contributions which are charged to the consolidated statements of profit or loss in the year they are incurred.

National Pension Scheme
National Pension Scheme is a retirement savings account for social security and welfare applicable for executives covered under the superannuation benefit of Vedanta Limited and each relevant Indian subsidiary, on a choice basis. It was introduced to enable employees to select the treatment of superannuation component of their fixed salaries and avail the benefits offered by National Pension Scheme launched by Government of India. Vedanta Limited and each relevant entity holds a corporate account with one of the pension fund managers authorized by the Government of India to which each of the entity contributes a fixed amount relating to superannuation and the pension annuity will be met by the fund manager as per rules of National Pension Scheme. The Group has no further obligations under the scheme beyond its monthly contributions which are charged to the consolidated statement of profit and loss in the year they are incurred.
Australian pension scheme
The Group also participates in defined contribution superannuation schemes in Australia. The contribution of a proportion of an employee’s salary into a superannuation fund is a compulsory legal requirement in Australia. The employer contributes, into the employee’s fund of choice 9.5% of the employee’s gross remuneration where the employee is covered by the industrial agreement and 12.50% of the basic remuneration for all other employees. All employees have an option to make additional voluntary contributions. The Group has no further obligations under the scheme beyond its monthly contributions which are charged to the consolidated statements of profit or loss in the year they are incurred.
Skorpion Zinc Provident Fund, Namibia
The Skorpion Zinc Provident Fund is a defined contribution fund and is compulsory to all full time employees under the age of 60. The contribution to the fund is a fixed percentage of 9% per month of pensionable salary, whilst the employee contributes 7% with the option of making additional contributions, over and above the normal contribution, up to a maximum of 12%.
Normal retirement age is 60 years and benefit payable is the member’s fund credit which is equal to all employer and employee contributions plus interest. The same applies when an employee resigns from Skorpion Zinc. The Fund provides disability cover which is equal to the member’s fund credit and a death cover of 2 times annual salary in the event of death before retirement.
The Group has no additional liability beyond the contributions that it makes. Accordingly, this scheme has been accounted for on a defined contribution basis and contributions are charged directly to the consolidated statements of profit or loss in the year they are incurred.
Black Mountain (Pty) Limited, South Africa Pension and Provident Funds
Black Mountain Mining (Pty) Ltd has two retirement funds, both administered by Alexander Forbes, a registered financial service provider. The purpose of the funds is to provide retirement and death benefits to all eligible employees.
Group contributes at a fixed percentage of 10.5% for up to supervisor grade and 15% for others.
Membership of both funds is compulsory for all permanent employees under the age of 60 years.
The Group has no additional liability beyond the contributions that it makes. Accordingly, this scheme has been accounted for on a defined contribution basis and contributions are charged directly to the consolidated statements of profit or loss in the year they are incurred.

(ii)	Defined benefit plans

(a)
Contribution to provident fund trust (the “trusts”) of Iron ore division, Bharat Aluminium Company Limited (BALCO), Hindustan Zinc Limited (HZL), Sesa Resources Limited (SRL) and Sesa Mining Corporation Limited (SMCL)

The provident funds of Iron ore division, BALCO, HZL, SRL and SMCL are exempted under section 17 of The Employees Provident Fund and Miscellaneous Provisions Act, 1952. Conditions for grant of exemption stipulates that the employer shall make good deficiency, if any, between the return guaranteed by the statute and actual earning of the Fund. Based on actuarial valuation in accordance with IAS 19 and Guidance note issued by Institute of Actuaries of India for interest rate guarantee of exempted provident fund liability of employees, there is no interest shortfall that is required to be met by Iron ore division, BALCO, HZL, SRL and SMCL as at
March 31,
2019
and March 31,
2020
. Having regard to the assets of the fund and the return
on
the investments, the Group does not expect any deficiency in the foreseeable future.
The Group contributed a total of
₹
 627 million,
₹
 678 million,
₹
 471 million ($ 6 million) for the years ended March 31, 2018, 2019 and 2020 respectively in relation to the independently managed and approved funds and has recognised the same as expense in the consolidated statement of Profit
or
loss. The present value of obligation and the fair value of plan assets of the trust are summarized below.

	As at March 31, 2018 ( ₹ Million)	As at March 31, 2019 ( ₹ Million)	As at March 31, 2020 ( ₹ Million)	As at March 31, 2020 (US dollars in million)
Fair value of plan assets of trusts	15,139	21,949	23,437	311
Present value of defined benefit obligations	(14,691)	(21,159)	(22,990)	(305)

Net liability arising from defined benefit obligation	Nil	Nil	Nil	Nil

Percentage allocation of Plan assets of the trust

	As at March 31, 2018	As at March 31, 2019	As at March 31, 2020
Assets by category
Government Securities	71.10	65.66	61,68
Debentures/Bonds	28.04	33.09	36.67
Fixed Deposits	0.24	—	—
Equity	0.62	1.25	1.65

The remeasurement loss of

₹
 Nil and
₹
 1,524 million ($ 20 million) has been charged to other comprehensive income (OCI) for the year ended March 31, 2019 and March 31, 2020 respectively.

(b)	Post-Retirement Medical Benefits:
The Group has a scheme of medical benefits for employees at BMM and BALCO subsequent to their retirement on completion of tenure including retirement on medical grounds and voluntary retirement on contributory basis. The scheme includes employee’s spouses as well. Based on an actuarial valuation conducted as at year-end,
a provision is recognised in full for the benefit obligation. The obligation relating to post-retirement medical benefits as at March 31, 2019 and

March 31,
2020 was
₹
 639 million and
₹
 786 million ($ 10 million) respectively. The obligation under this plan is unfunded. The Group considers these amounts as not material and accordingly has not provided further disclosures as required by IAS 19 “Employee benefits”. The current service cost of
₹
 11 million,
₹
 11 million and
₹
 13 million ($ 0 million) for the years end
ed
March 31, 2018, 2019 and 2020
respectively
has been recognised in consolidated statement of profit or loss. The remeasurement loss

/ (gain) on the obligation of post-retirement medical benefits of
₹
 (40) million,
₹
 14 million,
₹
 150 million ($ 2 million) for the years ended March 31, 2018, 2019 and 2020 respectively have been recognised in other comprehensive income. Net interest cost on the obligation of post-retirement medical benefits of
₹
 56 million
,
₹
 48 million and
₹
 61 million ($ 1 million) for the years ended March 31, 2018, 2019 and 2020 respectively have been recognized in finance costs.

Other Post employment Benefits:
India - Gratuity plan
In accordance with the Payment of Gratuity Act of 1972, Vedanta Limited and its Indian subsidiaries contribute to a defined benefit plan (the “Gratuity Plan”) covering certain categories of employees. The Gratuity Plan provides a lump sum payment to vested employees at retirement, disability or termination of employment being an amount based on the respective employee’s last drawn salary and the number of years of employment with the Group.
Based on actuarial valuations conducted as at year end using the projected unit credit method, a provision is recognised in full for the benefit obligation over and above the funds held in the Gratuity Plan. For entities where the plan is unfunded, full provision is recognised in the consolidated statements of financial position.
The iron ore and oil & gas division of the Company, SRL, SMCL and HZL have constituted a trust recognised by Indian Income Tax Authorities for gratuity to employees, contributions to the trust are funded with Life Insurance Corporation of India (LIC), ICICI Prudential Life Insurance Company Limited and HDFC Standard Life Insurance.

Principal actuarial assumptions
Principal actuarial assumptions used to determine the present value of the Other post-employment benefit plan obligation are as follows:

	Year ended March 31, 2018	Year ended March 31, 2019	Year ended March 31, 2020
Discount rate	7.7%	7.8%	6.8%
Expected rate of increase in compensation level of covered employees	2% to 15%	2% to 15%	2% to 15%
Mortality table	IALM (2006-08)	IALM (2006-08)	IALM (2012-14)
Amount recognised in the consolidated statements of financial position consists of:

	As at March 31, 2018 ( ₹ Million)	As at March 31, 2019 ( ₹ Million)	As at March 31, 2020 ( ₹ Million)	As at March 31, 2020 (US dollars in million)
Fair value of plan assets	3,391	3,868	4,418	58
Present value of defined benefit obligations	(5,464)	(5,890)	(6,310)	(83)

Net liability arising from defined benefit obligations	(2,073)	(2,022)	(1,892)	(25)

Amounts recognised in consolidated statements of profit or loss in respect of Other post-employment benefit plan are as follows:

	Year ended March 31, 2018 ( ₹ Million)	Year ended March 31, 2019 ( ₹ Million)	Year ended March 31, 2020 ( ₹ Million)	Year ended March 31, 2020 (US dollars in million)
Current service cost	331	389	411	5
Past service cost	820	3	—	—
Net Interest cost	98	162	151	2

Total charge to consolidated statements of profit or loss	1,249	554	562	7

Amounts recognised in the consolidated statements of comprehensive income in respect of
Other post-employment
benefit
plan
are as follows:

	Year ended March 31, 2018 ( ₹ Million)	Year ended March 31, 2019 ( ₹ Million)	Year ended March 31, 2020 ( ₹ Million)	Year ended March 31, 2020 (US dollars in million)
Remeasurements of the net defined benefit obligation :-
Actuarial losses /(gains) arising from changes in financial assumptions	15	(64)	283	4
Actuarial losses /(gains) arising from experience adjustments	(58)	409	163	2
Actuarial (gains)/losses arising from changes in demographic assumptions	—	15	(14)	(0)
Acturial losses on Plan assets (excluding amounts included in net interest cost)	12	29	12	0

Remeasurement of the net defined benefit liability	(31)	389	444	6

The movement of the present value of Other post-employment benefit plan obligation is as follows:

	Year ended March 31, 2018 ( ₹ in Million)	Year ended March 31, 2019 ( ₹ in Million)	Year ended March 31, 2020 ( ₹ in Million)	Year ended March 31, 2020 (US dollars in million)
At 1 April	(4,495)	(5,464)	(5,890)	(78)
Acquired in business combination	—	(154)	—	—
Current service cost	(331)	(389)	(411)	(5)
Past service cost	(820)	(3)	—	—
Benefits paid	481	899	875	12
Interest cost of scheme liabilities	(342)	(419)	(452)	(6)
Actuarial (losses)/gains arising from change in assumptions	43	(360)	(432)	(6)

At March 31,	(5,464)	(5,890)	(6,310)	(83)

The movement in the fair value of Other post-employment benefit plan assets is as follows:

	Year ended March 31, 2018 ( ₹ in Million)	Year ended March 31, 2019 ( ₹ in Million)	Year ended March 31, 2020 ( ₹ in Million)	Year ended March 31, 2020 (US dollars in million)
At 1 April	3,215	3,391	3,868	51
Acquired in business combination	—	164	—	—
Contributions received	320	822	859	11
Benefits paid	(376)	(737)	(598)	(8)
Remeasurement gain / (loss) arising from return on plan assets	(12)	(29)	(12)	0
Interest income	244	257	301	4

At March 31,	3,391	3,868	4,418	58

All the above plan assets of the Group have been invested in the qualified insurance policies.
The actual return on plan assets was
₹
 232 million,
₹
 228 million and
₹
 289 million, ($ 4 million) for the years ended March 31, 2018, March 31, 2019 and March 31, 2020 respectively.
The weighted average duration of the defined benefit obligation is 14.6 years, 14.7 years and 14.3 years as at March 31, 2018, March 31, 2019 and March 31, 2020 respectively.
The Group expects to contribute
₹
 567 million ($ 8 million) to the funded Gratuity plan during the year ending March 31, 2021.
Sensitivity analysis for defined benefit plans
Below is the sensitivity analysis determined for significant actuarial assumptions for the determination of defined benefit obligations and based on reasonably possible changes of the respective assumptions occurring at the end of the reporting period while holding all other assumptions constant.

	Increase / (Decrease) in defined benefit obligation		Increase / (Decrease) in defined benefit obligation
	Year ended March 31, 2019 ( ₹ in million)	Year ended March 31, 2020 ( ₹ in million)	Year ended March 31, 2020 (US dollars in million)
Discount rate

Increase by 0.50%	(177)	(213)	(3)
Decrease by 0.50%	203	227	3
Expected rate of increase in compensation level of covered employees
Increase by 0.50%	204	200	3
Decrease by 0.50%	(170)	(198)	(3)
The above sensitivity analysis may not be representative of the actual benefit obligation as it is unlikely that the change in assumptions would occur in isolation of one another as some of the assumptions may be correlated.
In presenting the above sensitivity analysis, the present value of defined benefit obligation has been calculated using the projected unit credit method at the end of reporting period, which is the same as that applied in calculating the defined obligation liability recognised in the consolidated statements of financial position.

Risk analysis
Group is exposed to a number of risks in the defined benefit plans. Most significant risks pertaining to defined benefits plans and management estimation of the impact of these risks are as follows:
Investment risk
Most of the Indian defined benefit plans are funded with Life Insurance Corporation of India (LIC), ICICI Prudential Life (ICICI) and HDFC Standard Life. Group does not have any liberty to manage the fund provided to LIC, ICICI prudential and HDFC Standard Life.
The present value of the defined benefit plan obligation is calculated using a discount rate determined by reference to Government of India bonds for Group’s Indian operations. If the return on plan asset is below this rate, it will create a plan deficit.
Interest risk
A decrease in the interest rate on plan assets will increase the net plan obligation.
Longevity risk/ Life expectancy
The present value of the defined benefit plan obligation is calculated by reference to the best estimate of the mortality of plan participants both during and at the end of the employment. An increase in the life expectancy of the plan participants will increase the plan obligation.
Salary growth risk
The present value of the defined benefit plan obligation is calculated by reference to the future salaries of plan participants. An increase in the salary of the plan participants will increase the plan obligation.